FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable Securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	116,831,001	116,160,281

Liabilities:
Warrant Liability – Public Warrants	1	1,092,500	2,817,500
Warrant Liability – Private Placement Warrants	2	773,300	1,994,300
Warrant Liability – Representative Warrants	3	19,000	49,000

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$116,160,281
Liabilities:
Warrant Liabilities – Public Warrants	1	2,817,500
Warrant Liabilities – Private Placement Warrants	2	1,994,300
Warrant Liabilities – Representative Warrants	3	49,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31, 2022		June 30, 2022		September 30, 2022
	Representative	Private	Representative	Private	Representative	Private
Input	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
Market price of public stock	$9.88	$—	$9.89	$—	$9.95	$—
Risk-free rate	2.44%	—%	2.98%	—	4.12%	—
Dividend Yield	0.00%	—%	0.00%	—	0.00%	—
Exercise price	$11.50	$—	$11.50	$—	$11.50	$—
Effective expiration date	6/23/26	—	6/23/26	—	8/26/26	—
One-touch hurdle	$—	$—	$—	$—	$—	$—

	February 11, 2021
	(Initial Measurement)			December 31, 2021
	Public	Private	Representative	Representative	Private
Input	Warrants	Warrants	Warrants	Warrants	Warrants
Market price of public stock	$9.54	$9.54	$9.54	$9.79	$9.79
Risk-free rate	0.52%	0.52%	0.36%	1.18%	1.18%
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50
Effective expiration date	6/26/26	6/26/26	5/11/25	6/23/26	6/23/26
One-touch hurdle	$18.15	$—	$—	$—	$—

Schedule of change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Representative	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—	$—
Initial measurement on February 11, 2021	3,785,100	5,290,000	36,500	9,111,600
Change in valuation inputs or other assumptions	(1,587,300)	(1,437,500)	17,500	(3,007,300)
Transfer to Level 1	—	(3,852,500)	—	(3,852,500)
Transfer to Level 2	(2,197,800)	—	—	(2,197,800)
Fair value as of September 30, 2021	$—	$—	$54,000	$54,000

	Representative	Warrant Liabilities
Fair value as of January 1, 2022	$49,000	$49,000
Change in valuation inputs or other assumptions	(17,000)	(17,000)
Fair value as of March 31, 2022	32,000	32,000
Change in valuation inputs or other assumptions	(14,000)	(14,000)
Fair value as of June 30, 2022	18,000	18,000
Change in valuation inputs or other assumptions	1,000	1,000
Fair value as of September 30, 2022	$19,000	$19,000

	Private Placement	Public	Representative	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—	$—
Initial measurement on February 11th, 2021	3,785,100	5,290,000	36,500	9,111,600
Change in valuation inputs or other assumptions	(1,587,300)	(1,437,500)	12,500	(3,012,300)
Transfer to Level 1	—	(3,852,500)	—	(3,852,500)
Transfer to Level 2	(2,197,800)	—	—	(2,197,800)
Fair value as of December 31, 2021	$—	$—	$49,000	$49,000